Business Developments (Pro Forma Statements of Income Related to Acquisition of FSI (Unaudited)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Statement of income data:
Non-interest income—Total	¥ 1,429,163	¥ 899,690
Net income attributable to Mitsubishi UFJ Financial Group	616,542	553,251
Mitsubishi UFJ Trust and Banking's Acquisition of Colonial First State Global Asset Management [Member] | Pro Forma [Member]
Statement of income data:
Non-interest income—Total	35,294	42,222
Net income attributable to Mitsubishi UFJ Financial Group	¥ 7,479	¥ 9,375